Corporate Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Employees Country Brand	Dec. 31, 2019 USD ($) Employees	Dec. 31, 2018 USD ($) Employees
Disclosure Of Corporate Information [line items]
Number of employees	163,695	171,915	172,776
Revenue | $	$ 46,881	$ 52,329	$ 53,041	[1]
Anheuser-Busch in Bev SA/NV [member]
Disclosure Of Corporate Information [line items]
Number of employees	164,000
Number of countries where the entity operates | Country	50
Anheuser-Busch in Bev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [line items]
Number of beer brand | Brand	500
Brewing heritage periods	600 years

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.